Condensed Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Condensed Consolidated Statements of Comprehensive Loss
Net loss	$ (1,662,702)	$ (3,309,003)	$ (4,320,835)	$ (10,044,784)	$ (13,798,339)	$ (12,550,973)
Other comprehensive income (loss):
Foreign currency translation adjustments	18,257	14,403	(429)	(16,470)	(17,195)	66,279
Comprehensive loss	$ (1,644,445)	$ (3,294,600)	$ (4,321,264)	$ (10,061,254)	$ (13,815,534)	$ (12,484,694)